Cover	Feb. 23, 2023
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001085392
Entity Registrant Name	PUGET ENERGY INC /WA
Document Period End Date	Feb. 23, 2023
Entity File Number	1-16305
Entity Incorporation, State or Country Code	WA
Entity Tax Identification Number	91-1969407
Entity Address, Address Line One	A Washington Corporation
Entity Address, Address Line Two	355 110th Ave NE
Entity Address, City or Town	Bellevue
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98004-5591
City Area Code	425
Local Phone Number	454-6363
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Subsidiaries [Member]
Amendment Flag	false
Entity Central Index Key	0000081100
Entity Registrant Name	PUGET SOUND ENERGY, INC.
Entity File Number	1-4393
Entity Incorporation, State or Country Code	WA
Entity Tax Identification Number	91-0374630
Entity Address, Address Line One	A Washington Corporation
Entity Address, Address Line Two	355 110th Ave NE
Entity Address, City or Town	Bellevue
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98004-5591
City Area Code	425
Local Phone Number	454-6363